Categories of Financial Instruments - Financial Assets by Category (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Long-term investment securities	₩ 1,410,736	₩ 1,715,078
Equity instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities	₩ 1,189,597	₩ 1,510,428